Income Tax Expense - Schedule of Deferred Tax Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Temporary difference [Member]
Schedule of Deferred Tax Balances [Line Items]
Beginning of the year	$ 1,793,816	$ 1,212,655	$ 4,386,623
Tax loss carried forward	305,592	1,205,989
Reverse	(1,552,250)	(582,858)	(2,847,182)
Effect of translation	43,888	(41,970)	(326,786)
End of the year	591,046	1,793,816	1,212,655
Deferred tax assets [Member]
Schedule of Deferred Tax Balances [Line Items]
Beginning of the year
Tax loss carried forward
Reverse
Effect of translation
End of the year